UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management

Investment Companies

Investment Company Act File Number 811-09941

AMBASSADOR FUNDS

(exact name of registrant as specified in charter)

500 Griswold Street, Suite 2800

Detroit, MI   48226

(address of principal executive offices)

Brian T. Jeffries

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI   48226

(name and address of agent for service)

Registrant's telephone number, including area code: (313) 961-3111

Date of fiscal year end:  July 31

Date of reporting period:  July 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later that 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CFR270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB")control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed the collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.   Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to

Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Annual Report July 31, 2009

Ambassador Money Market Fund

Investment products:

•Are not deposits of, or guaranteed by, Ambassador

  Capital Management, LLC, or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

  loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Money Market Fund

Table of Contents

Annual Report - July 31, 2009

Letter to Shareholders	1
Performance Highlights	2
Shareholder Expenses	3
Schedule of Portfolio Investments	4
Financial Statements	7
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	15
Trustees & Officers	16
Other Information	18

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds
Letter to the Shareholders
August 27, 2009

After continued dislocation in the markets this year, the Ambassador Money Market Fund closed the current fiscal year, July 31, 2009, with a positive return of 1.26%.  Lipper ranked the Fund in the top 4%, for the three month period ended June 30, 2009, for taxable money market funds.  For comparable one, three and five-year periods, the Fund ranked in the top 12%, 5% and 4%, respectively.

At the end of the prior fiscal year, we surmised that the Federal Reserve would pull out all stops to repair the credit markets and revive the economy.  By implementing numerous programs, the Federal Reserve has increased their balance sheet exponentially.  In the last few months, the recession has finally begun to show signs of abating.  The index of leading economic indicators had increased for two consecutive months at the end of June 2009.  Demand for big ticket consumer goods has increased, unemployment benefit applications have declined, home sales are up slightly and consumer confidence has had its largest gain since 2003.  However, we believe there remains economic uncertainty for recovery as consumers are rapidly increasing their savings rate, which will slow down future economic growth.  The Federal Reserve's current target interest rates, between 0.00% and 0.25%, continues to show the Federal Reserve's bias to adding stimulus.  The steepness of the yield curve supports extending the maturity range with government agency securities and higher quality commercial paper.

The Ambassador Money Market Fund maintains its AAAm stability rating from Standard & Poor's, for the second straight year.  This is the highest rating given to money market mutual funds, based on Standard & Poor's analysis of the Fund's credit quality, market price exposure and fund management.  In addition, the National Association of Insurance Commissioners have continued to assign their highest rating of NAIC-1 for the Fund, indicating a low relative credit risk and a stable credit profile.

To our shareholders, we want to express our appreciation for your continued support during this difficult time.

Sincerely,

Conrad W. Koski Chairman	Brian T. Jeffries President

Ambassador Funds
Money Market Fund			Performance Highlights
July 31, 2009

Current 7-Day Yield: 0.38%		Average Days to Maturity: 49

PERFORMANCE	Average Annual Total Return
Inception
	1 Year	3 Year	5 Year	since 8/1/2000
Ambassador	1.26%	3.42%	3.31%	2.81%

Total Annual Operating Expenses - Gross* 0.31% * Source Prospectus dated November 25, 2008

$12,830

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Actual	$ 1,000	$ 1,000.40	$ 1.80
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.43	$ 1.82

* Expenses are equal to the Fund's annualized expense ratio of 0.36%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2009

Commercial Paper – 34.7%*
Security Description	Principal Amount	Value ($)
Banking-U.S. - 7.0%
Lloyds TSB Bank PLC, 0.88%, 08/10/09	14,000,000	13,996,920
Standard Chartered Bank (b), 1.00%, 11/23/09	12,000,000	11,962,000
		25,958,920

Banking-Foreign-Belgium - 2.7%
Fortis Funding LLC (b), 0.99%, 11/23/09	10,000,000	9,968,650

Banking-Foreign-Denmark - 0.5%
Danske Corp., 0.32%, 09/10/09	2,000,000	1,999,289

Banking-Foreign-France - 3.4%
Natixis Commercial Paper (b), 0.74%, 10/13/09	12,500,000	12,481,243

Chemicals - 2.7%
BASF SE (b), 1.00%, 08/07/09	10,000,000	9,998,334

Diversified Financial Services - 4.0%
GE Capital TLGP (d), 0.40%, 08/03/09	3,316,000	3,315,926
RBS Holdings USA, Inc., 0.79%, 11/09/09	11,500,000	11,474,764
		14,790,690

Distribution-Wholesale - 2.9%
Louis Dreyfus Corp., 0.50%, 09/01/09	4,435,000	4,433,091
Louis Dreyfus Corp., 0.60%, 09/28/09	3,900,000	3,896,230
Louis Dreyfus Corp., 0.50%, 09/01/09	2,405,000	2,403,964
		10,733,285

Electronic Components - 0.8%
Sharp Electronics Corp., 0.25%, 08/03/09	3,000,000	2,999,958

Finance - 9.4%
Dexia Delaware LLC, 0.74%, 09/14/09	13,000,000	12,988,242
HSBC Finance Corp., 1.05%, 12/14/09	11,000,000	10,956,687
ING Funding LLC, 0.31%, 10/13/09	11,000,000	10,993,085
		34,938,014

Food and Kindred Products - 1.3%
Nestle Capital Corp., 0.62%, 01/19/10	5,000,000	4,985,275

TOTAL COMMERCIAL PAPER (COST $128,853,658)		128,853,658

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2009

Commercial Paper-Asset Backed - 39.9%* (e)

Security Description	Principal Amount	Value ($)
Automotive - 4.9%
FCAR Owner Trust, 1.40%, 08/03/09	18,000,000	17,998,800

Banking-U.S. - 11.7%
Ebury Finance LLC (b), 0.65%, 08/03/09	6,200,000	6,199,776
Ebury Finance LLC (b), 0.93%, 08/10/09	11,500,000	11,497,326
Golden Funding Corp. (b), 1.25%, 09/23/09	12,000,000	11,977,917
Variable Funding Capital Co. LLC (b), 0.30%, 08/10/09	2,750,000	2,749,794
Yorktown Capital LLC (b), 0.36%, 09/22/09	11,108,000	11,102,224
		43,527,037

Banking-Foreign-Australia - 3.4%
Sydney Capital Corp. (b), 1.02%, 09/09/09	12,500,000	12,486,188

Banking-Foreign-Canada - 1.4%
Liberty Street Funding LLC (b), 0.30%, 09/15/09	5,000,000	4,998,125

Banking-Foreign-Germany - 8.1%
Hannover Funding Corp. (b), 1.10%, 08/11/09	12,500,000	12,496,180
Silver Tower US Funding (b), 1.00%, 08/03/09	5,000,000	4,999,722
Silver Tower US Funding (b), 1.41%, 08/05/09	12,500,000	12,498,041
		29,993,943

Banking-Foreign-Japan - 3.1%
Gotham Funding Corp. (b), 0.36%, 10/06/09	11,500,000	11,492,410

Finance-Other Services - 3.4%
Govco LLC (b), 0.77%, 12/15/09	12,500,000	12,463,639

Gov't Agency - 0.9%
Straight-A Funding LLC (b), 0.37%, 09/16/09	3,393,000	3,391,396

Insurance - 3.0%
Autobahn Funding Co. LLC (b), 0.95%, 08/04/09	11,000,000	10,999,129

TOTAL COMMERCIAL PAPER-ASSET BACKED (COST $147,350,667)		147,350,667

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
July 31, 2009

U.S. Gov't Agency Obligations - 25.5%
Security Description	Principal Amount	Value ($)
Federal Home Loan Bank - 18.0%
0.65000%, 10/02/09	2,650,000	2,647,034
1.07100%**, 11/20/09	10,000,000	9,989,202
1.21063%**, 02/19/10	15,000,000	15,013,218
3.25000%, 09/25/09	4,000,000	4,013,387
1.03900%**, 07/13/10	10,000,000	10,001,160
0.90000%**, 03/12/10	15,000,000	15,000,000
1.10600%**, 12/17/09	10,000000	9,988,303
		66,652,304

Federal Home Loan Mortgage Corp. - 3.5%
1.35375%**, 03/09/11	10,000,000	10,034,354
2.75000%, 11/13/09	3,000,000	3,016,944
		13,051,298
Federal National Mortgage Assoc. - 4.0%
1.33500%**, 07/13/10	15,000,000	14,992,605

TOTAL U.S. GOV'T AGENCY OBLIGATIONS (COST - $94,696,207)		94,696,207

Mutual Fund - 0.0% ( c )
Security Description	Principal Amount	Value ($)
JPMorgan U.S. Government Money Market Fund - Agency	65,766	65,766

TOTAL MUTUAL FUND (COST - $65,766)		65,766

TOTAL INVESTMENTS - 100.1% (COST - $370,966,298) (a)		370,966,298

OTHER ASSETS LESS LIABILITIES - (0.1%)		(117,075)

TOTAL NET ASSETS - 100%		$ 370,849,223

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Unrounded amount is 0.0002%.
(d) TLGP (Temporary Liquidity Guarantee Program).

(e) The underlying assets of the Fund's Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commercial loans, commercial and retail leasing and trade receivables.

* Rate presented indicates the effective yield at time of purchase.
**Rate in effect on July 31, 2009. Variable rate securities reset daily or quarterly, through maturity.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities		Statement of Operations
July 31, 2009		For the year ended July 31, 2009

Assets:
Investments, at value (amortized cost $370,966,298)	$ 370,966,298	Investment Income: Interest	$ 7,358,578
Cash	---	Expenses:
Interest receivable	139,296	Advisory	909,773
Prepaid expenses	35,951	Administration	181,606
Total Assets	$ 371,141,545	Accounting	55,314
		Audit/Tax	17,772
		Compliance	25,003
Liabilities:		Custody	50,949
Distribution Payable	140,466	Legal	23,288
Accrued expenses and other liabilities:		Transfer agent	51,582
Advisory	66,942	Trustee	38,051
Other	84,914	MM Guarantee Insurance (Note 5)	174,566
Total Liabilities	292,322	Other	107,289
		Total Expenses	1,635,193

Net Assets	$ 370,849,223	Net Investment Income	5,723,385

		Net Realized Gain /(Loss) from Investments:
Composition of Net Assets:		Net realized gain/(loss) from
Capital	$370,847,647	investment transactions	0
Accumulated net realized gains from investment transactions	1,576
Net Assets	$ 370,849,223	Increase in net assets from
		operations	$ 5,723,385

Institutional Shares:
Net Assets	$370,849,223
Shares Outstanding	370,847,647
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statements of Changes in Net Assets
	For the year ended
	July 31, 2009	July 31, 2008
Investment Activities: Operations:

Net investment income	$ 5,723,385	$ 17,833,981
Net realized gain/ (loss) from investment transactions	0	2,790
Increase in net assets from operations	5,723,385	17,836,771

Distributions:
Net investment income Institutional Shares	(5,723,385)	(17,833,981)
Decrease in net assets from shareholder distributions	(5,723,385)	(17,833,981)

Capital Share Transactions:
Increase/(Decrease) in net assets from capital transactions	(39,268,273)	53,987,584
Increase/(Decrease) in net assets from investment activities	(39,268,273)	53,990,374

Net Assets:
Beginning of year	410,117,496	356,127,122
End of year	$ 370,849,223	$ 410,117,496

Share Transactions:* Institutional Shares:
Issued	$ 816,993,005	$ 828,807,060
Reinvested	6,223,762	18,232,479
Redeemed	(862,485,040)	(793,051,955)

Increase/(Decrease) in Institutional shares	(39,268,273)	53,987,584

Investor Shares:**
Issued	0	0
Redeemed	0	0
Increase/(Decrease) in Investor shares	0	0
Increase/(Decrease) in shares	$ (39,268,273)	$ 53,987,584

*	All capital share transactions have been processed at a net asset value of $1.00 per share.
**	No investor shares are outstanding at July 31, 2009 and July 31, 2008.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

	For the year ended
	July 31 2009	July 31 2008	July 31 2007	July 31 2006	July 31 2005

Institutional Shares

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.013	0.038	0.051	0.040	0.022
Net realized gain/(loss) on investments	0.000	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)

Total from investment activities	0.013	0.038	0.051	0.040	0.022

Distributions:
Net investment income	(0.013)	(0.038)	(0.051)	(0.040)	(0.022)
Total distributions	(0.013)	(0.038)	(0.051)	(0.040)	(0.022)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.26%	3.88%	5.17%	4.16%	2.11%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$370,849	$410,117	$356,127	$233,153	$310,381
Ratio of expenses to average net assets	0.36%	0.31%	0.32%	0.34%	0.33%
Ratio of net investment income to average net assets	1.26%	3.78%	5.05%	4.02%	2.20%

(a) Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Notes to Financial Statements
July 31, 2009

1. Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The

Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value.  The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of July 31, 2009, Investor Shares have not commenced operations.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates fair value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.  In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the   Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of   the securities sold and is required to maintain collateral of at least 100% of such value.  Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. There were no repurchase agreements at July 31, 2009.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Ambassador Funds
Notes to Financial Statements (Cont’d)
July 31, 2009

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized.  FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The tax periods open to examination by the Internal Revenue Service include the fiscal years ended July 31, 2009, 2008, 2007, and 2006. As a result, the Fund has evaluated the implications of FIN 48 and determined that there is no material impact on the financial statements.

Fair Value Measurements:

On September 15, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial

Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157"), effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Ambassador Funds
Notes to Financial Statements (Cont’d)
July 31, 2009

Fair Value Measurements (Cont’d):

• Level 1 - quoted prices in active markets for identical investments;

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Fund's investments at July 31, 2009, based on the inputs used to value them
(in thousands):

INVESTMENTS IN SECURITIES
Ambassador Money Market Fund	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Government Agency	$0	$94,696	$0	$94,696
Commercial Paper	$0	$128,853	$0	$128,853
Commercial Paper - Asset Backed	$0	$147,351	$0	$147,351
Money Market Fund	$66	$0	$0	$66
FUND TOTAL	$66	$370,900	$0	$370,966

The Fund's fixed income investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

3. Related Parties:

Investment Adviser:

Ambassador Capital Management, LLC, (the “Adviser”) serves as the investment adviser to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of   whom owns more than 25% of the voting securities of the Adviser, are also trustees of the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Ambassador Funds
Notes to Financial Statements (Cont’d)
July 31, 2009

3. Related Parties (Cont’d):

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser,  pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5%   owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG.  According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - a minimum monthly fee of $1,250.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

4. Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2009 was as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains		Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$6,408,990	----		$6,408,990	----	$6,408,990

As of July 31, 2009 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Gains/(Losses)	Total Accumulated Deficit
$140,466	$1,576	$142,042	$140,466	$1,576	$0

* Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

Ambassador Funds
Notes to Financial Statements (Cont’d)
July 31, 2009

5. Temporary Guarantee Insurance Program:

The Board of Trustees of Ambassador Funds (the "Trust") has approved the continued participation of the Ambassador Money Market Fund (the "Fund") in the Temporary Guarantee Insurance Program until September 18, 2009, the ending date of the most recent extension approved by the U. S. Treasury Department.

Subject to certain conditions and limitations, the Temporary Guarantee Insurance Program provides that investors in the Fund will receive $1.00 for each Fund share held as of the close of business on September 19, 2008, in the event that the Fund liquidates at a net asset value per share below $1.00 per share (a "guarantee event").  The Temporary Guarantee Program only covers the amount an investor held in the Fund as of the close of business on September 19, 2008, or the amount an investor holds if and when a guarantee event occurs, whichever is less.

6. Subsequent Events Evaluation:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 15, 2009, the date the financial statements were issued. This evaluation did not result   in any subsequent events that necessitated disclosures and/or adjustments.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and the Shareholders
Ambassador Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the Ambassador Money Market Fund (the Fund), including the schedule of portfolio investments, as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
September 15, 2009

Ambassador Funds

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons”, as defined in the Investment Company Act of 1940, as amended, of the Funds.  The Ambassador Money Market Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address Position(s) Held with the Funds	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee (2)	Renumeration Paid by the Fund, Aug. 2008 to Jul. 2009

DISINTERESTED TRUSTEES: (1)
Dennis W. Archer, Jr. (1969) Archer Corporate Services, LLC 6703 Haggerty Rd., Suite B Belleville, MI 48111 Trustee since 3/11/2008	Founding Principal and President of Archer Corporate Services, LLC, since 2004; Managing Principal of Ignition Media Group, LLC, since 1997; Principal, Hamilton Woodlynne Publishing, since 2005; Station Mgr/Nat’l Sales Mgr for Radio One, Inc. from 1998-2004.	1	NStar Community Bank since 2006.	$9,625
Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049 Trustee since 2000	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC, from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	1	None	$9,625
Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 Trustee since 2000	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	1	United American Healthcare Corporation since 2001.	$9,125
Conrad W. Koski (1945) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 Chairman since 2000	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	1	None	$9,625
INTERESTED TRUSTEES: (1) (3)
Brian T. Jeffries (1965) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 President since 2000	Founder and President of Ambassador Capital Management, LLC, since 1998; Partner and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	1	None
Gregory A. Prost (1966) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 Vice President since 2000	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Partner and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	1	None

Ambassador Funds

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:

Kathryn J. Nurre (1954) Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary	Indefinite term; since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, LLC since 1998; Director of Short Term Investments of Cranbrook Capital Management, Inc. from 1994-1998.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer	Indefinite term; since 2004	President, Fund Services Group, LLC, since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.

Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Financial Officer, Treasurer	Indefinite term; since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Portfolio Manager, Ambassador Capital Management, LLC since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold Street Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, LLC since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1) Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor.  Each officer is elected annually.

(2) Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the Securities and Exchange Commission (SEC) pursuant to federal securities laws and any investment company registered with the SEC.

(3) Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, LLC, Adviser to the Fund.

Ambassador Funds
Money Market Fund
Other Information

Factors Considered by the Independent Trustees in Renewing the Advisory Contract

The Trust's Investment Advisory Agreement (the "Advisory Contract") with Ambassador Capital Management, LLC, for the Fund may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice.  The Advisory Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.  The 1940 Act requires that the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees"), voting separately, annually approve the Trust's Advisory Contract with respect to the Fund.  Continuation of the Advisory Contract was most recently approved by the Board of Trustees of the Fund, including the "disinterested" Trustees, at a meeting held on June 9, 2009.  The Trustees, in light of the factors summarized below and the advice of counsel for the Trust, concluded that the terms of the Advisory Contract with the Trust for the Fund are fair and reasonable and that renewal of the contract will enable the Trust to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders.

In evaluating the Advisory Contract for the Fund, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Adviser, its services and the Trust.  Both in meetings specifically addressed to renewal of the Advisory Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Adviser's investment and management services for the Fund under the Advisory Contract.  These materials included information on (i) the investment performance of the Fund, a peer group of no-load money market funds with assets of between $200 and $700 million, selected by the Administrator from data provided by Lipper, Inc., a Reuters company (the "Lipper peer group"), with the concurrence of the Independent Trustees for this purpose, (ii) the general investment outlook in the markets in which the Fund invests, (iii) the Adviser's management of the relationships with the Trust's other service providers and (iv) the record of the Adviser's compliance with the Fund's investment policies and restrictions and the responsibilities of the Adviser's compliance personnel.

The Independent Trustees requested and the Adviser provided additional information in order to evaluate the quality of the Adviser's services and the reasonableness of the fee under the Advisory Contract. Among other items, this information included data or analyses of (1) investment performance for one year for the Fund and the Lipper peer group, (2) management fees incurred by this peer group of funds, (3) the expense ratios for the Fund and this peer group of funds, (4) the overall organization of the Adviser, (5) the Adviser's financial results and condition, including its and certain of its affiliate's profitability from services performed for the Fund, (6) investment management staffing, (7) the potential for achieving further economies of scale in light of expenses that are not incurred as fees, based on a percentage of net assets, and (8) operating expenses paid to third parties.

The following summarizes matters considered by the Trustees in connection with their renewal of the Trust's Advisory Contract for the Fund.  The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance.  The Trustees determined that the Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements.  The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Trust's performance compared to both the performance of the Lipper peer group.  The Fund's performance, for the twelve

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

months ended April 30, 2009,  based upon total return was 42nd out of 309 funds in this peer group, which placed it in the top 14% of the group.  The Trustees concluded that the performance of the Trust supported the continuation of the Advisory Contract.

The Adviser's Personnel and Methods.  The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline.  Among other things, the Trustees considered the number, education and experience of the Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Trust invests.  The Trustees concluded that the Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Advisory Contract.

Nature and Quality of Other Services.  The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Adviser.  The Trustees also considered the nature and extent of the other services provided by the Adviser's affiliates under other contracts and its supervision of third party service providers.  Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Trust well.

Management Fee and Expenses.  The Trustees considered the Adviser's fee under the Advisory Contract relative to the management fees charged by the Lipper peer group.  The Trustees determined that the fee under the Advisory Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Adviser and the fees charged by the funds in the Lipper peer group.  The Trustees also considered the Trust's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose.  The Fund's total expense ratio for the 12 months ended December 31, 2008, was 0.31% of the Fund's average net assets, whereas the average and median total expense ratios for the Lipper peer group were 0.61% and 0.56%, respectively.  The Trustees concluded that the Fund's overall expense ratio was lower than that of comparable funds and therefore was benefiting shareholders of the Fund.

Profitability.  The Trustees considered the level of the Adviser's profits with respect to the management of the Fund.  They also considered the profits realized by the Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business.  The Trustees considered the Adviser's profit margins in comparison with the limited available industry data.  The Trustees concluded that the Adviser's profits from management of the Fund bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved, that the Fund's total operating expenses were being aggressively managed by the Adviser and its affiliate, Fund Services Group, LLC, and that the profits realized by the Adviser from the advisory relationship were normal and not excessive.

Economies of Scale.  The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.  This consideration included an analysis of the fixed and variable expenses of the Fund and the potential for growth of total Fund assets and the impact that such growth would have on reducing the per share expenses of the Fund that were asset-based.  The Trustees noted that certain fees will be subject to reduction as the Fund achieves asset levels of $300 and $500 million.

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009.

Annual Report

July 31, 2009

Investment Adviser

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Dykema Gossett P.L.L.C.

400 Renaissance Center

Detroit, MI 48243

For Additional Information Call:

1-800-992-0444

Item 1.    Annual Report to Shareholders

The Michigan Investment Trust, Government Money Market Series was liquidated on July 31, 2009.  As a result, no audit was performed and there is no report to transmit to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CFR270.30e-1).

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics (the "Code of Ethics")

    applicable to the Ambassador Fund's principal executive officer and principal financial officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) (1) Filed with the Commission, pursuant to Item 12(a)(1), a copy of its Code of Ethics that applies to the Registrant's

        principal executive officer and principal financial officer,

        or persons performing similar functions, as an exhibit to its

        Annual Report on this Form N-CSR.

    (2) Not applicable.

    (3) The Registrant undertakes to furnish a copy of such Code of

        Ethics to any person upon request, without charge, by calling

        1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board Of Trustees of the Registrant has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

Although each member of the Registrant's audit committee has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes.  The Trustees reviewed the attributes, education, and experience of each member of the Registrant's audit committee, the nature of the accounting principles applicable to the Registrant, and the Registrant's underlying internal controls and reporting mechanisms and determined that the members of the Registrant's audit committee, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the Registrant.  In addition, the trustees determined that the audit committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.  The trustees also determined that each member of the Registrant's audit committee is "independent" as defined in the instructions to this Form N-CSR.

ITEM 4(a) - (d) PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)   AUDIT FEES. Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements.

                  Fiscal year ended July 31, 2009 $23,500

                  Fiscal year ended July 31, 2008 $49,075

(b)   AUDIT RELATED FEES. Aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

                  NONE

(c)   TAX FEES. Aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice.

                  Fiscal year ended July 31, 2009 $5,650

                  Fiscal year ended July 31, 2008 $8,000

(d)    ALL OTHER FEES.

                  NONE

(e)    (1)  The Registrant's audit committee has adopted an Audit Committee

       Charter that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent public accountants.

       (2)  During the fiscal year ended July 31, 2009, all of the non-audit services provided by the Registrant's principal accountant were pre-

       approved by the audit committee.

(f)    Not applicable.

(g)    NON-AUDIT FEES. Aggregate fees billed for ongoing services by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlled by, or under common control with the investment adviser.

                 NONE

(h)    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

The Schedule of Investments is included with the Registrant's Annual Report to Shareholders, as presented in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the Registrant's Annual Report to Shareholders, as presented in Item 1.

Item 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS

(a)(1)  EX-99.CODE ETH - Code of Ethics

(a)(2)  EX-99.CERT    - Certification for each principal executive officer

and principal financial officer of the Registrant

as required by Rule 30a-2(a) under the Investment   Company Act of 1940 (17CFR270.30a-2(a), exactly as set forth below.

(a)(2)  EX-99.906CERT - Certification by the Registrant's principal executive officer and principal financial officer, pursuant to

                        Section 906 of the Sarbanes-Oxley Act of 2002, is

                        furnished and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/ Brian T. Jeffries, Principal Executive Officer

DATE        November xx, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/Lynn H. Waterloo, Principal Financial Officer

DATE        November xx, 2009